UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                      (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2015
	Shares	Value (Note 1)

COMMON STOCKS - 47.02%
Consumer Discretionary - 6.74%
* Amazon.com, Inc.	1,000	$434,090
Dick's Sporting Goods, Inc.	8,700	450,399
Ford Motor Co.	25,000	375,250
Lowe's Cos., Inc.	3,300	221,001
Macy's, Inc.	4,950	333,977
Starbucks Corp.	6,300	337,775
The TJX Cos., Inc.	6,600	436,722
Twenty-First Century Fox, Inc.	11,000	357,995
		2,947,209
Consumer Staples - 2.52%
Altria Group, Inc.	7,175	350,929
PepsiCo, Inc.	3,785	353,292
The Procter & Gamble Co.	5,085	397,850
		1,102,071
Energy - 6.56%
Apache Corp.	7,375	425,021
Chevron Corp.	4,525	436,527
ConocoPhillips	7,350	451,364
Exxon Mobil Corp.	9,000	748,800
Schlumberger Ltd.	5,175	446,033
Spectra Energy Corp.	11,000	358,600
		2,866,345
Financials - 8.35%
ACE Ltd.	3,075	312,666
American Express Co.	4,500	349,740
Bank of America Corp.	30,100	512,302
* Berkshire Hathaway, Inc.	3,000	408,330
Financial Institutions, Inc.	8,000	198,720
JPMorgan Chase & Co.	7,950	538,692
Manning & Napier, Inc.	20,000	199,400
The PNC Financial Services Group, Inc.	4,350	416,078
State Street Corp.	3,500	269,500
Wells Fargo & Co.	7,950	447,108
		3,652,536
Health Care - 4.74%
Abbott Laboratories	6,500	319,020
AbbVie, Inc.	5,125	344,349
Amgen, Inc.	2,225	341,582
Bristol-Myers Squibb Co.	6,200	412,548
Johnson & Johnson	3,275	319,182
Zimmer Biomet Holdings, Inc.	3,075	335,882
		2,072,563

		(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - 2.52%
	General Electric Co.	17,500	$464,975
	The LS Starrett Co.	10,874	163,110
*	Transcat, Inc.	15,054	142,260
	United Parcel Service, Inc.	3,425	331,917
			1,102,262
Information Technology - 11.40%
	Apple, Inc.	6,835	857,280
*	Check Point Software Technologies Ltd.	4,425	352,009
	Cisco Systems, Inc.	13,500	370,710
	Corning, Inc.	39,000	769,470
	EMC Corp.	14,200	374,738
*	Google, Inc.	666	346,660
	Intel Corp.	12,700	386,271
	International Business Machines Corp.	1,665	270,829
	MasterCard, Inc.	3,900	364,572
	Microsoft Corp.	7,150	315,673
	Palo Alto Networks, Inc.	2,275	397,443
*	Twitter, Inc.	5,000	181,100
			4,986,755
Materials - 1.46%
	Ecolab, Inc.	2,500	282,675
	Nucor Corp.	8,075	355,865
			638,540
Telecommunications - 0.88%
	Verizon Communications, Inc.	8,225	383,367
			383,367
Utilities - 1.85%
	Duke Energy Corp.	5,500	388,410
	The Southern Co.	10,000	419,000
			807,410

	Total Common Stocks (Cost $20,124,021)		20,559,058

EXCHANGE-TRADED PRODUCTS - 1.62%
	iShares Currency Hedged MSCI Germany ETF	10,000	260,900
	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	4,500	449,415

	Total Exchange-Traded Products (Cost $763,072)		710,315

MUTUAL FUND - 2.49%
	Templeton Global Bond Fund	89,395	1,087,932

	Total Mutual Fund (Cost $1,162,846)		1,087,932

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 22.58%
Anheuser-Busch InBev Worldwide, Inc.	$ 600,000	1.375%	7/15/2017	$602,821
Apple, Inc.	600,000	2.850%	5/6/2021	608,819
Caterpillar Financial Services Corp.	300,000	5.450%	4/15/2018	331,643
Caterpillar Financial Services Corp.	300,000	7.050%	10/1/2018	350,257
Cisco Systems, Inc.	600,000	4.950%	2/15/2019	662,486
Comcast Corp.	600,000	3.125%	7/15/2022	597,131
ConocoPhillips	550,000	5.750%	2/1/2019	621,737
CVS Health Corp.	257,000	5.750%	6/1/2017	277,739
CVS Health Corp.	185,000	2.750%	12/1/2022	178,345
Duke Energy Florida LLC	210,000	5.800%	9/15/2017	229,896
Duke Energy Indiana, Inc.	350,000	6.050%	6/15/2016	366,578
General Mills, Inc.	355,000	5.700%	2/15/2017	379,819
General Mills, Inc.	245,000	5.650%	2/15/2019	273,468
John Deere Capital Corp.	255,000	2.000%	1/13/2017	259,127
John Deere Capital Corp.	225,000	2.800%	9/18/2017	233,126
John Deere Capital Corp.	120,000	2.050%	3/10/2020	118,693
Lockheed Martin Corp.	600,000	2.125%	9/15/2016	608,782
Marathon Oil Corp.	550,000	5.900%	3/15/2018	604,005
Microsoft Corp.	600,000	2.375%	5/1/2023	581,309
Norfolk Southern Corp.	250,000	7.700%	5/15/2017	277,896
Norfolk Southern Corp.	100,000	5.750%	4/1/2018	110,536
Norfolk Southern Corp.	250,000	3.250%	12/1/2021	256,512
The Southern Co.	385,000	1.950%	9/1/2016	389,369
The Southern Co.	215,000	2.450%	9/1/2018	219,489
Verizon Communications, Inc.	524,000	2.500%	9/15/2016	532,502
Verizon Communications, Inc.	200,000	2.000%	11/1/2016	202,022

Total Corporate Bonds (Cost $9,932,707)				9,874,107

FEDERAL AGENCY OBLGATIONS - 7.35%
Federal Farm Credit Banks	200,000	1.850%	9/19/2018	204,646
Federal Farm Credit Banks	125,000	4.125%	3/4/2019	137,124
Federal Farm Credit Banks	50,000	1.480%	6/12/2019	49,809
Federal Farm Credit Banks	575,000	2.375%	7/16/2020	575,496
Federal Home Loan Banks	290,000	1.750%	12/14/2018	294,985
Federal Home Loan Banks	45,000	1.625%	6/14/2019	45,224
Federal Home Loan Banks	135,000	4.375%	6/14/2019	150,279
Federal Home Loan Banks	250,000	5.125%	8/15/2019	286,058
Federal Home Loan Banks	375,000	4.500%	9/13/2019	420,421
Federal Home Loan Banks	805,000	4.125%	3/13/2020	893,748
Federal Home Loan Banks	100,000	1.540%	5/15/2020	98,338
Federal Home Loan Banks	60,000	1.600%	10/22/2020	58,916

Total Federal Agency Obligations (Cost $3,200,838)				3,215,044

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

U.S. TREASURY NOTES - 15.05%
United States Treasury Note	$1,600,000	1.875%	8/31/2017	$1,640,125
United States Treasury Note	1,650,000	1.375%	6/30/2018	1,667,917
United States Treasury Note	1,150,000	1.625%	11/15/2022	1,111,637
United States Treasury Note	2,150,000	2.375%	8/15/2024	2,161,591

Total U.S. Treasury Notes (Cost $6,556,159)				6,581,270

SHORT-TERM INVESTMENT - 3.17%			Shares
§	Federated Government Obligations Fund, 0.01%		1,387,692	1,387,692

Total Short-Term Investment (Cost $1,387,692)				1,387,692

Total Value of Investments (Cost $43,127,335 (a)) - 99.28%				$43,415,418
Total Options Written (Premiums Received $2,990) - (0.00)%				(1,225)
Other Assets Less Liabilities - 0.72%				314,013

Net Assets - 100%				$43,728,206

* Non-income producing investment

The following acronyms are used in this portfolio:
PLC - Public Limited Company
LLC - Limited Liability Company

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
	Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS - 0.00%
Palo Alto Networks, Inc.	10	$ 185	7/17/15	$1,225

Total Call Options Written (Premiums Received $2,990)				1,225

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$1,452,768
Aggregate gross unrealized depreciation				(1,162,920)

Net unrealized appreciation				$289,848

Summary of Investments
	% of Net
	Assets	Value
Consumer Discretionary	6.74%	$2,947,209
Consumer Staples	2.52%	1,102,071
Energy	6.56%	2,866,345
Financials	8.35%	3,652,536
Health Care	4.74%	2,072,563
Industrials	2.52%	1,102,262
Information Technology	11.40%	4,986,755
Materials	1.46%	638,540
Telecommunications	0.88%	383,367
Utilities	1.85%	807,410
Exchange-Traded Products	1.62%	710,315
Mutual Fund	2.49%	1,087,932
Corporate Bonds	22.58%	9,874,107
Federal Agency Obligations	7.35%	3,215,044
U.S. Treasury Notes	15.05%	6,581,270
Short-Term Investment	3.17%	1,387,692
Options Written	0.00%	(1,225)
Other Assets Less Liabilities	0.72%	314,013
Total	100.00%	$43,728,206

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$20,559,058	$20,559,058	$-	$-
Exchange-Traded Products	710,315	710,315	-	-
Mutual Fund	1,087,932	1,087,932	-	-
Corporate Bonds	9,874,107	-	9,874,107	-
Federal Agency Obligations	3,215,044	-	3,215,044	-
U.S. Treasury Notes	6,581,270	6,581,270	-	-
Short-Term Investment	1,387,692	1,387,692	-	-
Total Assets	$43,415,418	$30,326,267	$13,089,151	$-
				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

Note 1 - Investment Valuation - Continued

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$1,225	$1,225	$-	$-
Total Liabilities	$1,225	$1,225	$-	$ -

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as reported by primary pricing services at 4 p.m. Eastern Standard Time (the "Valuation Time").  If there is an ask price but no bid price on the valuation date, the option shall be priced at the mean of zero and the ask price at valuation time.

Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the valuation time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/Katherine M. Honey
Date: August 21, 2015	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Katherine M. Honey
Date: August 21, 2015	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/Ashley E. Harris
Date: August 21, 2015	Ashley E. Harris Treasurer and Principal Financial Officer QCI Balanced Fund